GOODWILL AND BUSINESS ACQUISITIONS - Schedule of Goodwill Acquired (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 10, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 67,131	$ 68,421		$ 156
Vindara
Business Acquisition [Line Items]
Goodwill	14,430	14,430	$ 14,430
Kalera GmbH
Business Acquisition [Line Items]
Goodwill	46,692	47,982
Kalera Middle East
Business Acquisition [Line Items]
Goodwill	5,853	5,853
Other
Business Acquisition [Line Items]
Goodwill	$ 156	$ 156